Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALIC Co I
Entity Central Index Key	0000719423
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000022849 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Special Values
Class Name	Small Cap Special Values
Trading Symbol	VSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Special Values Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Special Values Fund*	$46	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 46	[1]
Expense Ratio, Percent	0.89%	[1],[2]
Net Assets	$ 169,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$169M
Total number of portfolio holdings	116
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	11.7%
Building Materials	6.6%
Chemicals	6.1%
Metal Fabricate/Hardware	5.9%
Insurance	5.8%
Commercial Services	4.7%
Healthcare-Products	4.4%
Food	4.2%
Hand/Machine Tools	3.5%
Oil & Gas	3.5%
Electrical Components & Equipment	3.4%
Packaging & Containers	3.3%
Short-Term Investments	3.3%
Machinery-Diversified	3.0%
Auto Parts & Equipment	3.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222577 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation
Class Name	Capital Appreciation
Trading Symbol	VAPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Capital Appreciation Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund*	$37	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 37	[3]
Expense Ratio, Percent	0.68%	[3],[4]
Net Assets	$ 359,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$359M
Total number of portfolio holdings	64
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	22.5%
Semiconductors	19.3%
Software	16.0%
Computers	10.8%
Pharmaceuticals	4.4%
Diversified Financial Services	3.8%
Retail	3.4%
Auto Manufacturers	3.3%
Telecommunications	3.3%
Biotechnology	2.3%
Insurance	2.2%
Commercial Services	1.8%
Electric	1.3%
Short-Term Investments	1.2%
Healthcare-Services	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000121199 [Member]
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation
Class Name	Dynamic Allocation
Trading Symbol	VDAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Dynamic Allocation Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Allocation Fund*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 18	[5]
Expense Ratio, Percent	0.35%	[5],[6]
Net Assets	$ 131,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$131M
Total number of portfolio holdings	48
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fund's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000059956 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate
Class Name	Global Real Estate
Trading Symbol	VGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Global Real Estate Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund*	$47	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 47	[7]
Expense Ratio, Percent	0.93%	[7],[8]
Net Assets	$ 281,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$281M
Total number of portfolio holdings	86
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Diversified REITS	17.3%
Warehouse/Industrial REITS	14.7%
Health Care REITS	12.0%
Real Estate	10.7%
Apartment REITS	9.9%
Shopping Centers REITS	9.6%
Storage REITS	7.1%
Office Property REITS	4.9%
Regional Malls REITS	3.9%
Short-Term Investments	3.0%
Single Tenant REITS	2.6%
Hotel REITS	2.3%
Manufactured Homes REITS	1.9%
Telecommunications	0.7%
Healthcare-Services	0.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022846 [Member]
Shareholder Report [Line Items]
Fund Name	Global Strategy
Class Name	Global Strategy
Trading Symbol	VGLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Global Strategy Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Strategy Fund*	$34	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 34	[9]
Expense Ratio, Percent	0.63%	[9],[10]
Net Assets	$ 240,000,000
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$240M
Total number of portfolio holdings	613
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	9.8%
Internet	8.4%
Banks	7.0%
Short-Term Investments	6.5%
Foreign Government Obligations	6.3%
Diversified Financial Services	5.0%
Software	4.7%
Collateralized Mortgage Obligations	4.2%
Other Asset Backed Securities	4.0%
Pharmaceuticals	3.3%
Oil & Gas	3.2%
Computers	3.2%
Investment Companies	3.1%
Electric	2.5%
Retail	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022843 [Member]
Shareholder Report [Line Items]
Fund Name	Systematic Value
Class Name	Systematic Value
Trading Symbol	VBCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Systematic Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Value Fund*	$34	0.65%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 34	[11]
Expense Ratio, Percent	0.65%	[11],[12]
Net Assets	$ 479,000,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$479M
Total number of portfolio holdings	135
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Insurance	9.4%
Internet	8.7%
Banks	7.7%
Computers	6.9%
Diversified Financial Services	6.5%
Pharmaceuticals	6.3%
REITS	4.4%
Biotechnology	4.2%
Healthcare-Products	3.7%
Oil & Gas	3.3%
Media	3.2%
Retail	3.2%
Agriculture	2.8%
Electrical Components & Equipment	2.8%
Semiconductors	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021782 [Member]
Shareholder Report [Line Items]
Fund Name	Government Securities
Class Name	Government Securities
Trading Symbol	VCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Government Securities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Securities Fund*	$29	0.57%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 29	[13]
Expense Ratio, Percent	0.57%	[13],[14]
Net Assets	$ 162,000,000
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$162M
Total number of portfolio holdings	214
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022845 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Economies
Class Name	Emerging Economies
Trading Symbol	VCGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Emerging Economies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Economies Fund*	$56	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 56	[15]
Expense Ratio, Percent	1.03%	[15],[16]
Net Assets	$ 842,000,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$842M
Total number of portfolio holdings	505
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	76%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	19.7%
Banks	15.7%
Internet	12.9%
Telecommunications	5.0%
Oil & Gas	4.2%
Computers	3.1%
Mining	3.0%
Insurance	2.5%
Electronics	2.5%
Diversified Financial Services	2.4%
Retail	2.4%
Auto Manufacturers	1.9%
Iron/Steel	1.9%
Short-Term Investments	1.8%
Electric	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022851 [Member]
Shareholder Report [Line Items]
Fund Name	Growth
Class Name	Growth
Trading Symbol	VCULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund*	$32	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 32	[17]
Expense Ratio, Percent	0.60%	[17],[18]
Net Assets	$ 1,883,000,000
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,883M
Total number of portfolio holdings	393
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	23.2%
Internet	22.0%
Software	16.3%
Computers	7.8%
Auto Manufacturers	4.2%
Diversified Financial Services	4.2%
Pharmaceuticals	3.9%
Healthcare-Products	3.1%
Machinery-Construction & Mining	1.9%
Short-Term Investments	1.9%
Aerospace/Defense	1.8%
Telecommunications	1.7%
Private Equity	1.6%
Commercial Services	1.5%
Electronics	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021786 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation Protected
Class Name	Inflation Protected
Trading Symbol	VCTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Inflation Protected Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Fund*	$29	0.56%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 29	[19]
Expense Ratio, Percent	0.56%	[19],[20]
Net Assets	$ 378,000,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$378M
Total number of portfolio holdings	134
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222578 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Lifestyle
Class Name	Conservative Allocation Lifestyle
Trading Symbol	VGCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Conservative Allocation Lifestyle Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Lifestyle Fund*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 6	[21]
Expense Ratio, Percent	0.12%	[21],[22]
Net Assets	$ 285,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$285M
Total number of portfolio holdings	11
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fund's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222581 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities
Class Name	International Opportunities
Trading Symbol	VIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund*	$55	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 55	[23]
Expense Ratio, Percent	1.04%	[23],[24]
Net Assets	$ 371,000,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$371M
Total number of portfolio holdings	319
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	7.1%
Machinery-Diversified	5.7%
Retail	5.5%
Food	4.2%
Electronics	4.1%
Commercial Services	3.6%
Miscellaneous Manufacturing	3.6%
Software	3.6%
Semiconductors	3.4%
Mining	3.1%
Healthcare-Products	3.0%
Engineering & Construction	3.0%
REITS	2.9%
Computers	2.7%
Real Estate	2.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021765 [Member]
Shareholder Report [Line Items]
Fund Name	International Government Bond
Class Name	International Government Bond
Trading Symbol	VCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Government Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Government Bond Fund*	$38	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 38	[25]
Expense Ratio, Percent	0.74%	[25],[26]
Net Assets	$ 93,000,000
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$93M
Total number of portfolio holdings	177
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	79%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
Foreign Government Obligations	53.2%
U.S. Government & Agency Obligations	39.0%
Oil & Gas	2.7%
Short-Term Investments	2.1%
Telecommunications	0.6%
Real Estate	0.6%
Diversified Financial Services	0.5%
Banks	0.4%
Mining	0.4%
Investment Companies	0.3%
Chemicals	0.3%
Electric	0.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222575 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Lifestyle
Class Name	Aggressive Allocation Lifestyle
Trading Symbol	VLAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Aggressive Allocation Lifestyle Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Lifestyle Fund*	$5	0.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 5	[27]
Expense Ratio, Percent	0.10%	[27],[28]
Net Assets	$ 757,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$757M
Total number of portfolio holdings	11
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fund's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022844 [Member]
Shareholder Report [Line Items]
Fund Name	International Value
Class Name	International Value
Trading Symbol	VCFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Fund*	$42	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 42	[29]
Expense Ratio, Percent	0.79%	[29],[30]
Net Assets	$ 412,000,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$412M
Total number of portfolio holdings	146
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	21.3%
Oil & Gas	7.2%
Pharmaceuticals	7.1%
Insurance	5.7%
Electric	5.4%
Mining	4.8%
Food	4.8%
Diversified Financial Services	4.5%
Distribution/Wholesale	3.1%
Retail	2.9%
Telecommunications	2.5%
Real Estate	2.4%
Auto Manufacturers	2.1%
Miscellaneous Manufacturing	2.0%
Beverages	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021785 [Member]
Shareholder Report [Line Items]
Fund Name	Dividend Value
Class Name	Dividend Value
Trading Symbol	VCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Dividend Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Value Fund*	$37	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 37	[31]
Expense Ratio, Percent	0.69%	[31],[32]
Net Assets	$ 592,000,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$592M
Total number of portfolio holdings	136
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	9.4%
Banks	8.6%
Software	6.5%
Internet	6.0%
Semiconductors	4.4%
Electric	4.4%
Insurance	4.1%
Oil & Gas	4.1%
Diversified Financial Services	3.9%
REITS	3.8%
Aerospace/Defense	3.2%
Chemicals	3.2%
Computers	3.1%
Short-Term Investments	2.9%
Pipelines	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021778 [Member]
Shareholder Report [Line Items]
Fund Name	Stock Index
Class Name	Stock Index
Trading Symbol	VSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Stock Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund*	$12	0.22%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 12	[33]
Expense Ratio, Percent	0.22%	[33],[34]
Net Assets	$ 6,684,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$6,684M
Total number of portfolio holdings	506
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	14.5%
Semiconductors	14.0%
Software	10.0%
Computers	8.7%
Pharmaceuticals	4.7%
Banks	4.5%
Retail	4.1%
Diversified Financial Services	3.8%
Insurance	3.4%
Healthcare-Products	2.8%
Auto Manufacturers	2.5%
Oil & Gas	2.2%
Electric	2.2%
Aerospace/Defense	2.0%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021774 [Member]
Shareholder Report [Line Items]
Fund Name	Systematic Growth
Class Name	Systematic Growth
Trading Symbol	VCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Systematic Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Growth Fund*	$35	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 35	[35]
Expense Ratio, Percent	0.63%	[35],[36]
Net Assets	$ 1,087,000,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,087M
Total number of portfolio holdings	207
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	21.7%
Semiconductors	19.7%
Software	16.7%
Computers	12.6%
Diversified Financial Services	5.1%
Pharmaceuticals	3.8%
Retail	3.7%
Auto Manufacturers	2.9%
Biotechnology	1.6%
Commercial Services	1.5%
Engineering & Construction	1.2%
Healthcare-Products	1.1%
Electronics	1.1%
Insurance	0.9%
Apparel	0.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021777 [Member]
Shareholder Report [Line Items]
Fund Name	International Socially Responsible
Class Name	International Socially Responsible
Trading Symbol	VCSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Socially Responsible Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Socially Responsible Fund*	$28	0.54%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 28	[37]
Expense Ratio, Percent	0.54%	[37],[38]
Net Assets	$ 570,000,000
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$570M
Total number of portfolio holdings	500
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	13.7%
Insurance	8.7%
Pharmaceuticals	7.4%
Semiconductors	4.3%
Chemicals	3.0%
Commercial Services	3.0%
Engineering & Construction	2.9%
Electrical Components & Equipment	2.6%
Healthcare-Products	2.5%
Food	2.5%
Electric	2.4%
Auto Manufacturers	2.4%
Oil & Gas	2.3%
Diversified Financial Services	2.3%
Retail	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021783 [Member]
Shareholder Report [Line Items]
Fund Name	Systematic Core
Class Name	Systematic Core
Trading Symbol	VCGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Systematic Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Core Fund*	$33	0.62%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 33	[39]
Expense Ratio, Percent	0.62%	[39],[40]
Net Assets	$ 741,000,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$741M
Total number of portfolio holdings	435
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	15.3%
Semiconductors	10.6%
Software	9.9%
Computers	8.5%
Retail	7.4%
Insurance	6.0%
Diversified Financial Services	5.4%
Banks	4.4%
Pharmaceuticals	4.0%
Telecommunications	2.2%
Biotechnology	2.1%
Food	1.9%
Healthcare-Products	1.8%
Media	1.8%
Commercial Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021773 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology
Class Name	Science & Technology
Trading Symbol	VCSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Science & Technology Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund*	$50	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 50	[41]
Expense Ratio, Percent	0.90%	[41],[42]
Net Assets	$ 3,167,000,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 12,600,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,167M
Total number of portfolio holdings	107
Total net advisory fee paid	$12.6M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	34.6%
Software	21.8%
Internet	18.9%
Computers	12.2%
Electronics	3.2%
Telecommunications	2.4%
Unaffiliated Investment Companies	1.6%
Machinery-Construction & Mining	1.6%
Diversified Financial Services	0.9%
Auto Manufacturers	0.8%
Aerospace/Defense	0.7%
Short-Term Investments	0.4%
Toys/Games/Hobbies	0.3%
Commercial Services	0.1%
Automotive - Cars & Lt. Trucks	0.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021769 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index
Class Name	Mid Cap Index
Trading Symbol	VMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Fund*	$19	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 19	[43]
Expense Ratio, Percent	0.36%	[43],[44]
Net Assets	$ 2,594,000,000
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,594M
Total number of portfolio holdings	407
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
REITS	6.7%
Banks	6.4%
Retail	5.5%
Insurance	4.9%
Software	4.5%
Computers	3.9%
Electronics	3.6%
Machinery-Diversified	3.4%
Commercial Services	3.3%
Diversified Financial Services	3.1%
Biotechnology	3.0%
Engineering & Construction	3.0%
Oil & Gas	2.8%
Healthcare-Services	2.5%
Semiconductors	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021764 [Member]
Shareholder Report [Line Items]
Fund Name	International Equities Index
Class Name	International Equities Index
Trading Symbol	VCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Equities Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equities Index Fund*	$22	0.42%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 22	[45]
Expense Ratio, Percent	0.42%	[45],[46]
Net Assets	$ 2,153,000,000
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,153M
Total number of portfolio holdings	703
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	15.5%
Pharmaceuticals	7.8%
Short-Term Investments	6.0%
Insurance	5.7%
Semiconductors	3.9%
Aerospace/Defense	3.5%
Oil & Gas	3.4%
Telecommunications	3.3%
Electric	3.2%
Food	3.1%
Auto Manufacturers	2.5%
Retail	2.4%
Mining	2.4%
Machinery-Construction & Mining	2.2%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021768 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Core
Class Name	Large Cap Core
Trading Symbol	VLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Fund*	$37	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 37	[47]
Expense Ratio, Percent	0.70%	[47],[48]
Net Assets	$ 827,000,000
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$827M
Total number of portfolio holdings	310
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	84%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	14.4%
Internet	13.8%
Software	10.8%
Computers	8.3%
Retail	5.6%
Diversified Financial Services	5.0%
Banks	4.6%
Pharmaceuticals	4.0%
Healthcare-Products	3.7%
Insurance	3.3%
Electric	2.8%
Aerospace/Defense	2.3%
Building Materials	2.0%
Auto Manufacturers	1.9%
Biotechnology	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222584 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value
Class Name	Small Cap Value
Trading Symbol	VVSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund*	$47	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 47	[49]
Expense Ratio, Percent	0.85%	[49],[50]
Net Assets	$ 245,000,000
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$245M
Total number of portfolio holdings	454
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	16.0%
REITS	10.7%
Biotechnology	5.7%
Retail	3.6%
Electric	3.3%
Oil & Gas	3.2%
Insurance	3.1%
Electronics	2.8%
Home Builders	2.7%
Mining	2.5%
Investment Companies	2.4%
Diversified Financial Services	2.4%
Healthcare-Products	2.3%
Software	2.1%
Transportation	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021776 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index
Class Name	Small Cap Index
Trading Symbol	VCSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund*	$21	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 21	[51]
Expense Ratio, Percent	0.37%	[51],[52]
Net Assets	$ 1,092,000,000
Holdings Count | Holding	1,962
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,092M
Total number of portfolio holdings	1,962
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	8.8%
Biotechnology	8.4%
REITS	5.9%
Software	4.8%
Commercial Services	3.7%
Healthcare-Products	3.7%
Short-Term Investments	3.4%
Telecommunications	3.3%
Retail	3.2%
Pharmaceuticals	2.9%
Diversified Financial Services	2.7%
Engineering & Construction	2.7%
Electronics	2.7%
Healthcare-Services	2.5%
Semiconductors	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021772 [Member]
Shareholder Report [Line Items]
Fund Name	Nasdaq-100® Index
Class Name	Nasdaq-100® Index
Trading Symbol	VCNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Nasdaq-100® Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100® Index Fund*	$23	0.42%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 23	[53]
Expense Ratio, Percent	0.42%	[53],[54]
Net Assets	$ 1,146,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,146M
Total number of portfolio holdings	104
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	26.7%
Internet	23.3%
Software	14.3%
Computers	10.1%
Auto Manufacturers	3.6%
Retail	3.5%
Biotechnology	2.9%
Telecommunications	2.8%
Beverages	1.9%
Healthcare-Products	1.6%
Electric	1.4%
Commercial Services	1.4%
Media	1.3%
Chemicals	1.0%
Electronics	0.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222580 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Bond
Class Name	High Yield Bond
Trading Symbol	VHYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I High Yield Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund*	$35	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 35	[55]
Expense Ratio, Percent	0.68%	[55],[56]
Net Assets	$ 351,000,000
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$351M
Total number of portfolio holdings	338
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
Short-Term Investments	7.8%
Media	6.9%
Retail	6.6%
Diversified Financial Services	6.4%
Telecommunications	6.0%
Oil & Gas	5.0%
Commercial Services	4.9%
Entertainment	4.3%
REITS	3.9%
Software	3.5%
Healthcare-Services	3.5%
Pipelines	3.5%
Repurchase Agreements	3.3%
Packaging & Containers	3.0%
Insurance	2.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222583 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Lifestyle
Class Name	Moderate Allocation Lifestyle
Trading Symbol	VLSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Moderate Allocation Lifestyle Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Lifestyle Fund*	$5	0.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 5	[57]
Expense Ratio, Percent	0.10%	[57],[58]
Net Assets	$ 1,040,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,040M
Total number of portfolio holdings	11
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fund's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000224903 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth
Class Name	Small Cap Growth
Trading Symbol	VVSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund*	$47	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 47	[59]
Expense Ratio, Percent	0.88%	[59],[60]
Net Assets	$ 470,000,000
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$470M
Total number of portfolio holdings	159
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Biotechnology	10.9%
Software	6.6%
Semiconductors	6.4%
Aerospace/Defense	5.4%
Retail	5.1%
Healthcare-Services	4.9%
Healthcare-Products	4.3%
Internet	4.2%
Engineering & Construction	4.0%
Pharmaceuticals	3.7%
Commercial Services	3.6%
Building Materials	3.4%
Electronics	3.2%
Diversified Financial Services	3.0%
Telecommunications	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222582 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value
Class Name	Mid Cap Value
Trading Symbol	VVMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund*	$44	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 44	[61]
Expense Ratio, Percent	0.84%	[61],[62]
Net Assets	$ 623,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$623M
Total number of portfolio holdings	212
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Diversified Financial Services	8.2%
REITS	7.6%
Banks	6.5%
Oil & Gas	4.7%
Computers	4.2%
Healthcare-Services	4.0%
Electronics	3.8%
Retail	3.8%
Building Materials	3.7%
Healthcare-Products	3.2%
Insurance	3.1%
Electric	2.6%
Transportation	2.6%
Miscellaneous Manufacturing	2.6%
Food	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222579 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond
Class Name	Core Bond
Trading Symbol	VCBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Core Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund*	$25	0.48%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 25	[63]
Expense Ratio, Percent	0.48%	[63],[64]
Net Assets	$ 2,715,000,000
Holdings Count | Holding	1,783
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,715M
Total number of portfolio holdings	1,783
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.7%
Banks	8.8%
Collateralized Mortgage Obligations	4.1%
Other Asset Backed Securities	3.6%
Electric	3.3%
Auto Loan Receivables	2.6%
Short-Term Investments	1.5%
Diversified Financial Services	1.5%
Pipelines	1.4%
Foreign Government Obligations	1.3%
Pharmaceuticals	1.2%
Telecommunications	1.1%
Oil & Gas	1.0%
Insurance	0.9%
Healthcare-Services	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021763 [Member]
Shareholder Report [Line Items]
Fund Name	Asset Allocation
Class Name	Asset Allocation
Trading Symbol	VCAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Asset Allocation Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Fund*	$34	0.64%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 34	[65]
Expense Ratio, Percent	0.64%	[65],[66]
Net Assets	$ 152,000,000
Holdings Count | Holding	622
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$152M
Total number of portfolio holdings	622
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	18.5%
Semiconductors	8.6%
Internet	8.0%
Software	7.8%
Banks	6.0%
Computers	5.0%
Retail	4.3%
Diversified Financial Services	4.3%
Collateralized Mortgage Obligations	3.6%
Electric	3.5%
Other Asset Backed Securities	2.7%
Healthcare-Products	2.6%
Pharmaceuticals	2.4%
Insurance	2.4%
Building Materials	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021766 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth
Class Name	International Growth
Trading Symbol	VCINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I International Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund*	$41	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 41	[67]
Expense Ratio, Percent	0.82%	[67],[68]
Net Assets	$ 359,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$359M
Total number of portfolio holdings	33
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Apparel	15.2%
Internet	12.5%
Semiconductors	11.6%
Retail	9.2%
Transportation	9.0%
Banks	8.4%
Healthcare-Products	4.9%
Electrical Components & Equipment	4.9%
Cosmetics/Personal Care	4.4%
Machinery-Diversified	4.1%
Media	2.9%
Private Equity	2.6%
Insurance	2.2%
Software	1.9%
Toys/Games/Hobbies	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222576 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Socially Responsible
Class Name	U.S. Socially Responsible
Trading Symbol	VSRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I U.S. Socially Responsible Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Socially Responsible Fund*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 18	[69]
Expense Ratio, Percent	0.35%	[69],[70]
Net Assets	$ 553,000,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$553M
Total number of portfolio holdings	174
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	18.1%
Diversified Financial Services	9.2%
Software	9.0%
Computers	7.6%
Internet	7.3%
Retail	4.9%
Healthcare-Products	3.8%
REITS	3.8%
Commercial Services	3.7%
Telecommunications	3.7%
Electric	3.2%
Insurance	2.5%
Chemicals	2.1%
Biotechnology	1.7%
Pipelines	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021770 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Strategic Growth
Class Name	Mid Cap Strategic Growth
Trading Symbol	VMSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Strategic Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Strategic Growth Fund*	$38	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized

Expenses Paid, Amount	$ 38	[71]
Expense Ratio, Percent	0.73%	[71],[72]
Net Assets	$ 1,249,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,249M
Total number of portfolio holdings	152
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Software	11.4%
Healthcare-Products	8.5%
Retail	6.8%
Aerospace/Defense	5.4%
Semiconductors	4.9%
Biotechnology	4.7%
Commercial Services	4.3%
Internet	4.2%
Diversified Financial Services	4.2%
Electronics	4.0%
Electric	3.4%
Insurance	2.9%
Pharmaceuticals	2.7%
Transportation	2.4%
Short-Term Investments	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[2]	Annualized
[3]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[4]	Annualized
[5]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[6]	Annualized
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[8]	Annualized
[9]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[10]	Annualized
[11]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[12]	Annualized
[13]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[14]	Annualized
[15]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[16]	Annualized
[17]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[18]	Annualized
[19]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[20]	Annualized
[21]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[22]	Annualized
[23]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[24]	Annualized
[25]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[26]	Annualized
[27]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[28]	Annualized
[29]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[30]	Annualized
[31]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[32]	Annualized
[33]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[34]	Annualized
[35]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[36]	Annualized
[37]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[38]	Annualized
[39]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[40]	Annualized
[41]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[42]	Annualized
[43]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[44]	Annualized
[45]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[46]	Annualized
[47]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[48]	Annualized
[49]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[50]	Annualized
[51]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[52]	Annualized
[53]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[54]	Annualized
[55]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[56]	Annualized
[57]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[58]	Annualized
[59]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[60]	Annualized
[61]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[62]	Annualized
[63]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[64]	Annualized
[65]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[66]	Annualized
[67]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[68]	Annualized
[69]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

[70]	Annualized
[71]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.
[72]	Annualized